[EATON    Mutual Funds             [PHOTO OF BRIDGE]
 VANCE    for People
 LOGO]    Who Pay
          Taxes-Registered Trademark-


Semiannual Report April 30, 2001

[PHOTO            EATON VANCE
 OF HOUSE]        TAX-MANAGED
                 INTERNATIONAL
                    GROWTH
                     FUND




[PHOTO OF BUILDING]

Eaton Vance Tax-Managed International Growth Fund   as of April 30, 2001
-----------------------------------------------------------------------------
INVESTMENT UPDATE
-----------------------------------------------------------------------------

[PHOTO]
Armin J. Lang
Portfolio Manager

Investment Environment
-----------------------

- The Japanese stock market declined 4.16% during the six-month period, reflecting a slumping economy, high debt levels and declining consumer confidence. However, the market rebounded somewhat in April 2001 in response to the election of Junichiro Koizumi as prime minister and the prospect of strong fiscal reform initiatives.

- The European markets were on the defensive, with the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE), an unmanaged index used as the benchmark for international portfolio performance, falling by 8.11% for the six-month period.(1) In a weak continental economy, the European Central Bank was nonetheless constrained from lowering interest rates by an inflation trend that rose above the Bank's 2% target level. France, among the strongest economies in Europe, remained a bright spot.

The Fund
-----------------------

The Past Six Months

- During the six months ended April 30, 2001, the Fund's Class A shares had a total return of -15.44%, the result of a decrease in net asset value (NAV) to $10.19 on April 30, 2001, from $12.07 on October 31, 2000, and the reinvestment of $0.019 per share in dividends.(2)

- The Fund's Class B shares had a total return of -15.74% during the period, the result of a decrease in NAV to $10.01 from $11.88.(2)

- The Fund's Class C shares had a total return of -15.77% during the period, the result of a decrease in NAV to $9.99 from $11.86.(2)

- In the period since inception on March 15, 2001, the Fund's Class D shares had a total return of 9.50%, the result of an increase in NAV to $10.95 from $10.00.(2)

Management Discussion

- The period ended April 30, 2001 was probably one of the more challenging environments for investment managers -- especially growth managers -- in the global equity markets. The deceleration of economic growth and the end of the speculative bubble in technology and telecom stocks combined for a decline in growth stock prices that spread across the globe.

- The investment environment took its toll on the Fund's performance. While we underperformed the benchmark EAFE Index, much of the disparity was attributable to the fact that we are a growth fund, whereas the EAFE combines growth and value stocks. The value segment of the Index was down only -3.5%, in line with the strong performance of value stocks worldwide, but the growth segment of the Index was down -14.1%, bringing our performance actually much more in line.

- Part of our strategy in managing this difficult environment was to take losses fairly aggressively. As tax-conscious investors, we can use any losses captured during the period to offset gains in the future, which can help facilitate tax efficiency going forward.

- The case for continued investment in equities in general, and international equities in particular, is quite strong. The scenario unfolding -- in which weak economies, lower interest rates, accommodating central banks, huge restructuring, and very weak investor sentiment appear to be coalescing -- provides an environment that could well provide some unusually good investment opportunities.



Five Largest Country Concentrations* By total net assets
---------------------------------------------------------

Japan                                    28.0%
United Kingdom                           13.2
Germany                                  10.3
Netherlands                               9.4
Switzerland                               4.8
*Concentrations are subject to change.
-----------------------------------------------------------------------------
Fund Information
as of April 30, 2001

Performance(3)               Class A       Class B       Class C     Class D
----------------------------------------------------------------------------
Average Annual Total Returns
(at net asset value)
One Year                      -25.40%     -25.91%       -25.94%       N.A.
Life of Fund+                   0.85        0.10          0.01       9.50%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                      -29.66%     -29.61%       -26.69%       N.A.
Life of Fund+                  -1.10       -0.90          0.01       4.50%

+Inception Dates -- Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98;
 Class D:3/15/01

Ten Largest Holdings(4) By total net assets
-------------------------------------------
Fast Retailing Co., Ltd.              3.8%
Don Quixote Co., Ltd.                 2.7
Vodafone Group PLC                    2.5
Sap AG                                2.4
Telewest Telecommunications PLC       2.3
Rohm Co.                              2.2
Takeda Chemical Industries Ltd.       2.2
Promise Co. Ltd.                      2.2
Parmalat Finanziaria SPA              2.2
NTTMobile Communication Network, Inc. 2.1

(1) It is not possible to invest directly in an Index. (2) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B, Class C, and Class D shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 24.6% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-----------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
 OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-----------------------------------------------------------------------------

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

PERFORMANCE

After-Tax Performance
as of April 30, 2001

The table below sets forth the pre-tax and after-tax performance for Class A of the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

---------------------------------------------------------------------

Average Annual Total Returns
(For the period ended April 30, 2001)

Returns at Net Asset Value (NAV) (Class A)
---------------------------------------------------------------------

                                          One Year    Life of Fund
Return Before Taxes                        -25.40%       0.85%
Return After Taxes on Distributions        -25.27%       0.85%
Return After Taxes on Distributions        -15.15%       0.74%
and Sale of Fund Shares


Returns at Public Offering Price ) (POP) (Class A)
---------------------------------------------------------------------

                                          One Year    Life of Fund
Return Before Taxes                        -29.66%      -1.10%
Return After Taxes on Distributions        -29.55%      -1.10%
Return After Taxes on Distributions        -17.74%      -0.82%
and Sale of Fund Shares

Class A commenced operations on 4/22/98. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while returns at Net Asset Value (NAV) do not.

 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns reflect foreign tax credits passed by the Fund to shareholders during the periods. Return After Taxes on Distributions and Sale of Fund Shares for One Year is higher than Return After Taxes on Distributions because of realized losses.

 Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 89.3%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto and Parts -- 1.8%
-----------------------------------------------------------------------
Bridgestone Corp.                              150,000     $  1,727,851
Sagem SA                                        23,000        1,876,046
-----------------------------------------------------------------------
                                                           $  3,603,897
-----------------------------------------------------------------------
Automobiles -- 0.4%
-----------------------------------------------------------------------
Toyota Motor Co.                                23,000     $    765,208
-----------------------------------------------------------------------
                                                           $    765,208
-----------------------------------------------------------------------
Banking -- 6.6%
-----------------------------------------------------------------------
ABN Amro Holdings                               99,778     $  2,008,114
Allied Irish Banks PLC                         244,528        2,688,302
Bank of Scotland                               202,758        2,329,552
Lloyds TSB Group PLC                           331,110        3,441,810
National Australia Bank, Ltd.                   79,719        1,225,686
Svenska Handelbanken 'A'                        90,000        1,340,668
-----------------------------------------------------------------------
                                                           $ 13,034,132
-----------------------------------------------------------------------
Banks and Money Services -- 0.5%
-----------------------------------------------------------------------
UBS AG                                           6,000     $    913,021
-----------------------------------------------------------------------
                                                           $    913,021
-----------------------------------------------------------------------
Biotechnology -- 1.9%
-----------------------------------------------------------------------
Lion Bioscience AG ADR (1)                     130,050     $  3,823,470
-----------------------------------------------------------------------
                                                           $  3,823,470
-----------------------------------------------------------------------
Broadcasting and Cable -- 3.2%
-----------------------------------------------------------------------
Mih Ltd.(1)                                     91,500     $  1,023,885
Primacom AG ADR(1)                             149,500          777,400
Telewest Communications PLC(1)               2,300,000        4,516,678
-----------------------------------------------------------------------
                                                           $  6,317,963
-----------------------------------------------------------------------
Broadcasting and Publishing -- 0.5%
-----------------------------------------------------------------------
Nippon Television Network                        3,000     $    966,528
-----------------------------------------------------------------------
                                                           $    966,528
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business and Public Services -- 2.4%
-----------------------------------------------------------------------
Sap AG                                          30,000     $  4,763,702
-----------------------------------------------------------------------
                                                           $  4,763,702
-----------------------------------------------------------------------
Chemicals -- 1.7%
-----------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                    350,000     $  3,286,518
-----------------------------------------------------------------------
                                                           $  3,286,518
-----------------------------------------------------------------------
Computer Software & Services -- 3.2%
-----------------------------------------------------------------------
Infosys Technologies, Ltd. ADR                  30,000     $  2,205,000
Maconomy A/S(1)                                440,000        2,665,621
Pivotal Corp.(1)                                93,500        1,342,850
-----------------------------------------------------------------------
                                                           $  6,213,471
-----------------------------------------------------------------------
Construction and Housing -- 1.7%
-----------------------------------------------------------------------
Volker Wessels Stevin                          144,484     $  3,304,968
-----------------------------------------------------------------------
                                                           $  3,304,968
-----------------------------------------------------------------------
Consumer Electronics -- 0.6%
-----------------------------------------------------------------------
Philips Electronics NV                          25,354     $    744,275
Sony Corp.                                       5,300          396,422
-----------------------------------------------------------------------
                                                           $  1,140,697
-----------------------------------------------------------------------
Data Processing and Reproduction -- 1.3%
-----------------------------------------------------------------------
Canon, Inc.                                     65,000     $  2,551,908
-----------------------------------------------------------------------
                                                           $  2,551,908
-----------------------------------------------------------------------
Drugs -- 4.4%
-----------------------------------------------------------------------
GlaxoSmithKline PLC(1)                          70,000     $  1,849,881
Novartis AG                                        700        1,087,786
Roche Holding AG(1)                                100        1,436,394
Takeda Chemical Industries, Ltd.                90,000        4,342,089
-----------------------------------------------------------------------
                                                           $  8,716,150
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 1.7%
-----------------------------------------------------------------------
Murata Mfg Co., Ltd.                            40,000     $  3,364,229
-----------------------------------------------------------------------
                                                           $  3,364,229
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electrical and Electronics -- 0.3%
-----------------------------------------------------------------------
Siemens AG                                       9,000     $    661,572
-----------------------------------------------------------------------
                                                           $    661,572
-----------------------------------------------------------------------
Electronic Components - Instruments -- 6.5%
-----------------------------------------------------------------------
Epcos AG ADR(1)                                 15,000     $    967,500
Infineon Technologies AG                        45,275        1,966,900
Invensys PLC                                 1,000,000        2,096,122
Kyocera Corp.                                   35,000        3,346,015
Rohm Co.                                        25,000        4,411,705
-----------------------------------------------------------------------
                                                           $ 12,788,242
-----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 0.4%
-----------------------------------------------------------------------
Alcatel Optronics ADR(1)                        30,000     $    824,100
-----------------------------------------------------------------------
                                                           $    824,100
-----------------------------------------------------------------------
Financial Services -- 8.9%
-----------------------------------------------------------------------
Abbey National                                 113,235     $  2,009,006
Acom Co., Ltd                                   40,000        3,199,093
Bipop-Carire SPA                               800,000        4,038,640
Fortis (B)                                      20,000          514,228
ING Groep NV                                    25,869        1,765,342
Nomura Securities Co., Ltd.                     84,000        1,774,720
Promise Co., Ltd.                               52,600        4,300,482
-----------------------------------------------------------------------
                                                           $ 17,601,511
-----------------------------------------------------------------------
Food and Household Products -- 2.2%
-----------------------------------------------------------------------
Parmalat Finanziaria SPA                     3,000,000     $  4,250,361
-----------------------------------------------------------------------
                                                           $  4,250,361
-----------------------------------------------------------------------
Industrial Automation -- 0.6%
-----------------------------------------------------------------------
JOT Automation Group Oyj                     1,314,000     $  1,095,093
-----------------------------------------------------------------------
                                                           $  1,095,093
-----------------------------------------------------------------------
Insurance -- 5.8%
-----------------------------------------------------------------------
Aegon NV                                        93,269     $  3,109,230
Allianz AG Holding                               3,000          863,105
AXA Company                                     15,000        1,768,767
Fortis (NL) NV                                  70,947        1,840,501
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Insurance (continued)
-----------------------------------------------------------------------
Schweizer Rueckversicherung                      2,000     $  3,936,826
-----------------------------------------------------------------------
                                                           $ 11,518,429
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.0%
-----------------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)                                         30,000     $  1,881,900
-----------------------------------------------------------------------
                                                           $  1,881,900
-----------------------------------------------------------------------
Internet Service Provider -- 1.1%
-----------------------------------------------------------------------
Terra Networks SA(1)                           250,000     $  2,229,799
-----------------------------------------------------------------------
                                                           $  2,229,799
-----------------------------------------------------------------------
Investment Services -- 2.8%
-----------------------------------------------------------------------
Tecis Holding AG                               120,000     $  3,519,447
Zurich Financial Services                        5,823        2,070,892
-----------------------------------------------------------------------
                                                           $  5,590,339
-----------------------------------------------------------------------
Medical Products -- 0.3%
-----------------------------------------------------------------------
QIAGEN NV(1)                                    25,000     $    660,000
-----------------------------------------------------------------------
                                                           $    660,000
-----------------------------------------------------------------------
Retail -- 7.3%
-----------------------------------------------------------------------
Colruyt NV                                      39,118     $  1,550,477
Don Quijote Co., Ltd.                           70,000        5,275,428
Fast Retailing Co., Ltd.                        35,000        7,556,158
-----------------------------------------------------------------------
                                                           $ 14,382,063
-----------------------------------------------------------------------
Telecommunication Equipment -- 5.1%
-----------------------------------------------------------------------
Ericsson LM                                    400,000     $  2,570,344
Nokia Oyj                                      102,000        2,817,172
Nokia Oyj ADR                                   50,000        1,709,500
Sycamore Networks, Inc.(1)                     400,000        2,856,000
-----------------------------------------------------------------------
                                                           $  9,953,016
-----------------------------------------------------------------------
Telecommunications -- 9.4%
-----------------------------------------------------------------------
Kingston Comm (Hull) PLC                        80,000     $    160,250
Nippon Telegraph and Telephone Corp.               400        2,541,790
Nippon Telegraph and Telephone Corp. ADR        40,000        1,317,600
NTT Mobile Communication Network, Inc.             200        4,112,195
Sonera Oyj                                     350,000        3,819,916
Versatel Telecom International ADR(1)          400,000        1,776,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications (continued)
-----------------------------------------------------------------------
Vodafone Group PLC                           1,603,998     $  4,871,138
-----------------------------------------------------------------------
                                                           $ 18,598,889
-----------------------------------------------------------------------
Telecommunications - Services -- 3.1%
-----------------------------------------------------------------------
Energis PLC(1)                                 300,000     $  1,562,434
KPNQwest NV(1)                                 200,000        2,270,000
Level 3 Communications, Inc.(1)                 65,000          924,950
SK Telecom Co., Ltd. ADR                        60,000        1,263,000
-----------------------------------------------------------------------
                                                           $  6,020,384
-----------------------------------------------------------------------
Transportation -- 1.6%
-----------------------------------------------------------------------
Firstgroup PLC                                 760,862     $  3,135,287
-----------------------------------------------------------------------
                                                           $  3,135,287
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.0%
-----------------------------------------------------------------------
Endesa SA                                      100,000     $  2,020,384
-----------------------------------------------------------------------
                                                           $  2,020,384
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $199,995,846)                          $175,977,231
-----------------------------------------------------------------------

PREFERRED STOCKS -- 1.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Construction and Housing -- 1.5%
-----------------------------------------------------------------------
Dyckerhoff                                     164,817     $  2,951,760
-----------------------------------------------------------------------
                                                           $  2,951,760
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,712,596)                            $  2,951,760
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.65%, 5/1/01      $    5,237     $  5,237,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,237,000)                         $  5,237,000
-----------------------------------------------------------------------
Total Investments -- 93.4%
   (identified cost $208,945,442)                          $184,165,991
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.6%                     $ 12,951,334
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $197,117,325
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                         0.6%   $  1,225,686
Belgium                                           1.0       2,064,705
Canada                                            0.7       1,342,850
Denmark                                           1.4       2,665,621
Finland                                           4.8       9,441,680
France                                            2.3       4,468,913
Germany                                          10.3      20,294,857
India                                             1.1       2,205,000
Ireland                                           1.4       2,688,302
Israel                                            0.9       1,881,900
Italy                                             4.2       8,289,001
Japan                                            28.0      55,235,939
Netherlands                                       9.4      18,502,315
Republic of Korea                                 0.6       1,263,000
Spain                                             2.2       4,250,183
Sweden                                            2.0       3,911,012
Switzerland                                       4.8       9,444,919
United Kingdom                                   13.2      25,972,158
United States                                     1.9       3,780,950
---------------------------------------------------------------------
Total Common Stocks and                          90.8    $178,928,991
Preferred Stocks
---------------------------------------------------------------------
Short-Term Investments                            2.6    $  5,237,000
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $208,945,442)                          $184,165,991
Cash                                               788
Receivable for investments sold             15,838,763
Receivable for Fund shares sold                438,342
Dividends receivable                           314,656
Tax reclaim receivable                         141,629
Deferred organization expenses                  26,404
Prepaid expenses                                 1,438
------------------------------------------------------
TOTAL ASSETS                              $200,928,011
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,913,896
Payable for investments purchased            1,708,772
Payable to affiliate for service fees           36,325
Payable to affiliate for Trustees' fees          1,591
Accrued expenses                               150,102
------------------------------------------------------
TOTAL LIABILITIES                         $  3,810,686
------------------------------------------------------
NET ASSETS                                $197,117,325
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $237,685,451
Accumulated net realized loss (computed
   on the basis of identified cost)        (13,351,354)
Accumulated net investment loss             (2,420,190)
Net unrealized depreciation (computed on
   the basis of identified cost)           (24,796,582)
------------------------------------------------------
TOTAL                                     $197,117,325
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 72,895,353
SHARES OUTSTANDING                           7,153,960
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.19
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.19)      $      10.81
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 72,171,664
SHARES OUTSTANDING                           7,210,757
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.01
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 51,993,801
SHARES OUTSTANDING                           5,203,040
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.99
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $     56,507
SHARES OUTSTANDING                               5,160
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.95
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $101,410)                              $    830,437
Interest                                        70,770
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    901,207
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,009,704
Trustees' fees and expenses                      9,914
Distribution and service fees
   Class A                                      92,259
   Class B                                     373,145
   Class C                                     261,231
   Class D                                          17
Custodian fee                                  110,883
Transfer and dividend disbursing agent
   fees                                         96,604
Registration fees                               48,340
Legal and accounting services                   16,522
Printing and postage                            11,205
Amortization of organization expenses            6,345
Miscellaneous                                  138,816
------------------------------------------------------
TOTAL EXPENSES                            $  2,174,985
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,273,778)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (9,552,725)
   Foreign currency transactions               (26,437)
------------------------------------------------------
NET REALIZED LOSS                         $ (9,579,162)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(23,669,550)
   Foreign currency                       $        922
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(23,668,628)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(33,247,790)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(34,521,568)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          APRIL 30, 2001    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       OCTOBER 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (1,273,778) $       (457,174)
   Net realized loss                            (9,579,162)       (3,749,973)
   Net change in unrealized
      appreciation (depreciation)              (23,668,628)      (12,624,728)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $    (34,521,568) $    (16,831,875)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $             --  $       (144,409)
   In excess of net investment income
      Class A                                     (126,895)          (42,134)
      Class B                                           --           (68,603)
      Class C                                           --           (24,749)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (126,895) $       (279,895)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    101,575,184  $    126,070,357
      Class B                                   14,452,012        64,790,317
      Class C                                   24,176,497        50,889,965
      Class D                                       54,059                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      112,029           168,161
      Class B                                           --            63,421
      Class C                                           --            22,898
   Cost of shares redeemed
      Class A                                 (100,835,389)      (64,579,529)
      Class B                                   (8,091,138)       (5,381,201)
      Class C                                  (17,547,564)       (5,863,480)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     13,895,690  $    166,180,909
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (20,752,773) $    149,069,139
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    217,870,098  $     68,800,959
----------------------------------------------------------------------------
AT END OF PERIOD                          $    197,117,325  $    217,870,098
----------------------------------------------------------------------------
Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $     (2,420,190) $     (1,019,517)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001      ------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)          1998(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $12.070           $12.160        $ 8.840           $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.044)          $ 0.025        $ 0.016           $ 0.012
Net realized and unrealized
   gain (loss)                         (1.817)           (0.045)         3.304            (1.172)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.861)          $(0.020)       $ 3.320           $(1.160)
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income            $    --           $(0.054)       $    --           $    --
In excess of net investment
   income                              (0.019)           (0.016)            --                --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.019)          $(0.070)       $    --           $    --
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.190           $12.070        $12.160           $ 8.840
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (15.44)%           (0.21)%        37.56%           (11.60)%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $72,895           $84,136        $27,833           $ 6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.70%(4)          1.62%          1.73%             1.97%(4)
   Net expenses after
      custodian fee reduction            1.70%(4)          1.62%          1.73%             1.95%(4)
   Net investment income
      (loss)                            (0.81)%(4)         0.19%          0.15%             0.25%(4)
Portfolio Turnover                         72%               40%            60%               14%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                 2.20%(4)
   Expenses after custodian
      fee reduction                                                                         2.18%(4)
   Net investment income                                                                    0.02%(4)
Net investment income per
   share                                                                                 $ 0.001
------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS B
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001      ------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)          1998(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.880           $12.030        $ 8.810           $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.082)          $(0.073)       $(0.055)          $(0.039)
Net realized and unrealized
   gain (loss)                         (1.788)           (0.051)         3.275            (1.151)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.870)          $(0.124)       $ 3.220           $(1.190)
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
In excess of net investment
   income                             $    --           $(0.026)       $    --           $    --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.026)       $    --           $    --
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.010           $11.880        $12.030           $ 8.810
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (15.74)%           (1.05)%        36.55%           (11.90)%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $72,172           $79,099        $26,498           $ 9,808
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          2.45%(4)          2.38%          2.53%             2.72%(4)
   Net expenses after
      custodian fee reduction            2.45%(4)          2.38%          2.53%             2.70%(4)
   Net investment loss                  (1.55)%(4)        (0.56)%        (0.53)%           (0.80)%(4)
Portfolio Turnover                         72%               40%            60%               14%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                 2.95%(4)
   Expenses after custodian
      fee reduction                                                                         2.93%(4)
   Net investment loss                                                                     (1.03)%(4)
Net investment loss per share                                                            $(0.050)
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS C
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001      ------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)          1998(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.860           $12.000        $ 8.800           $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.082)          $(0.077)       $(0.080)          $(0.055)
Net realized and unrealized
   gain (loss)                         (1.788)           (0.047)         3.280            (1.145)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.870)          $(0.124)       $ 3.200           $(1.200)
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
In excess of net investment
   income                             $    --           $(0.016)       $    --           $    --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.016)       $    --           $    --
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.990           $11.860        $12.000           $ 8.800
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (15.77)%           (1.05)%        36.36%           (12.00)%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $51,994           $54,635        $14,470           $ 4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          2.45%(4)          2.40%          2.71%             2.97%(4)
   Net expenses after
      custodian fee reduction            2.45%(4)          2.40%          2.71%             2.95%(4)
   Net investment loss                  (1.54)%(4)        (0.59)%        (0.78)%           (1.15)%(4)
Portfolio Turnover                         72%               40%            60%               14%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                 3.20%(4)
   Expenses after custodian
      fee reduction                                                                         3.18%(4)
   Net investment loss                                                                     (1.38)%(4)
Net investment loss per share                                                            $(0.066)
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           CLASS D
                                  -------------------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------
Net asset value -- Beginning
   of period                               $10.000
-----------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------
Net investment loss                        $(0.026)
Net realized and unrealized
   gain                                      0.976
-----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $ 0.950
-----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                  $10.950
-----------------------------------------------------------

TOTAL RETURN(3)                               9.50%
-----------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------
Net assets, end of period
   (000's omitted)                         $    57
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   2.45%(4)
   Net investment loss                       (1.93)%(4)
Portfolio Turnover                              72%
-----------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 15, 2001 to April 30, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, which is a series of Eaton Vance Mutual Funds Trust (the Trust), seeks to provide long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At
   October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,357,062 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361) and October 31, 2008 ($3,231,701).

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2000
    ----------------------------------------------------------------------------
    Sales                                            9,448,250         9,685,504
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         9,401            12,730
    Redemptions                                     (9,273,562)       (5,016,320)
    ----------------------------------------------------------------------------
    NET INCREASE                                       184,089         4,681,914
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2000
    ----------------------------------------------------------------------------
    Sales                                            1,321,382         4,860,726
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --             4,845
    Redemptions                                       (768,325)         (410,718)
    ----------------------------------------------------------------------------
    NET INCREASE                                       553,057         4,454,853
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2001    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2000
    ----------------------------------------------------------------------------
    Sales                                            2,216,592         3,859,440
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --             1,753
    Redemptions                                     (1,621,888)         (458,844)
    ----------------------------------------------------------------------------
    NET INCREASE                                       594,704         3,402,349
    ----------------------------------------------------------------------------

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                              PERIOD ENDED
                                              APRIL 30, 2001
    CLASS D                                   (UNAUDITED)(1)
    --------------------------------------------------------
    Sales                                              5,160
    --------------------------------------------------------
    NET INCREASE                                       5,160
    --------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to April 30, 2001.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1/12 of 1% (equal to 1.00% annually) of the Fund's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2001, the investment adviser fee amounted to $1,009,704.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $51,543 as its portion of the sales charge on sales of Class A shares for the six months ended
   April 30, 2001.

   Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans, for Class B (Class B Plan), Class C (Class C Plan) and Class D (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B, Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B and Class D) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $279,549, $195,923 and $13 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares. At April 30, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $4,136,000 $4,764,000 and $3,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2001 amounted to $92,259, $93,596, $65,308 and $4 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $90,000, $43,000 and $0 of CDSC paid by shareholders of Class B, Class C and Class D shares, respectively, during the six months ended April 30, 2001.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $143,039,851 and $142,644,466, respectively, for the six months ended April 30, 2001.

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $208,945,442
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,395,770
    Gross unrealized depreciation              (39,175,221)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(24,779,451)
    ------------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At April 30, 2001, there were no outstanding obligations under these financial instruments.

10 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at an amount either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The average daily loan balance for the six months ended April 30, 2001 was $4,248,889 and the average interest rate was 6.84%.

11 Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President and
Portfolio Manager

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser and Administrator of
Eaton Vance Tax-Managed International Growth Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122













Eaton Vance Tax-Managed International Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

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 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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038-6/01                                                                IGSRC